Jun. 27, 2019
Prudential Investment Portfolios 4
PGIM Muni High Income Fund

Supplement dated June 27, 2019 to the Fund's Currently Effective
Summary Prospectus, Prospectus and Statement of Additional Information

The revisions described herein are effective on or about July 15, 2019. This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information and is in addition to any existing supplement thereto for the Fund. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
1. In the fee table in the section of the Summary Prospectus entitled "Fund Fees and Expenses", the maximum sales charge (load) imposed on purchases (as a percentage of offering price) for Class A shares is restated to read 3.25%.